Commitments and Contingencies (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Monthly Rent	$ 2,800	$ 2,800
Contract
Date of Agreement	Jul. 08, 2016	Jul. 08, 2016
Contract Duration	27 months	27 months
Contract Committment Value	$ 193,255	$ 193,255
CannCodex
Date of Agreement	Apr. 01, 2017
Shares issued for services	78,000,000
Loan payable	$ 15,300